Notes Payable - Schedule of Future Maturities of Term Loans Including Final Payment Fee (Details) - Loan Agreement $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Type [Extensible List]	toca:TermLoanMember
Year ending December 31, 2020	$ 1,667
Year ending December 31, 2021	1,667
Year ending December 31, 2022	2,064
Notes payable, current portion	5,398
Unaccreted balance for final payment fee on Loans	(260)
Less: unamortized discount	(394)
Loans, aggregate carrying amount	$ 4,744